Other (Income)/Deductions - Net - Additional Information about Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total intangible assets, fair value disclosure	$ 526	[1]
Intangible asset impairments	396		803	835
Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	233	[1],[2]
Impairment of intangible assets, finite-lived	159	[2]	394	242
In Process Research and Development [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	0	[1],[2]
Impairment of intangible assets, indefinite-lived	190	[2]	227
Intangible asset impairments				393
Brands [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	293	[1],[2]
Impairment of intangible assets, indefinite-lived	47	[2]
Fair value inputs Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total intangible assets, fair value disclosure	0	[1]
Fair value inputs Level 1 [Member] | Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	0	[1],[2]
Fair value inputs Level 1 [Member] | In Process Research and Development [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	0	[1],[2]
Fair value inputs Level 1 [Member] | Brands [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	0	[1],[2]
Fair value inputs Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total intangible assets, fair value disclosure	0	[1]
Fair value inputs Level 2 [Member] | Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	0	[1],[2]
Fair value inputs Level 2 [Member] | In Process Research and Development [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	0	[1],[2]
Fair value inputs Level 2 [Member] | Brands [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	0	[1],[2]
Fair value inputs Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total intangible assets, fair value disclosure	526	[1]
Fair value inputs Level 3 [Member] | Developed Technology Rights [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Finite-lived intangible assets, fair value disclosure	233	[1],[2]
Fair value inputs Level 3 [Member] | In Process Research and Development [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	0	[1],[2]
Fair value inputs Level 3 [Member] | Brands [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Indefinite-lived intangible assets, fair value disclosure	$ 293	[1],[2]

[1]	The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E.
[2]	Reflects intangible assets written down to fair value in 2014. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then we applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product and the impact of technological risk associated with IPR&D assets; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.